Submission	Apr. 23, 2025
Submission [Line Items]
Central Index Key	0001546652
Registrant Name	VanEck Merk Gold ETF
Registration File Number	333-274643
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	VanEck Merk Gold ETF
Street 1	240 GREENWICH STREET, 22W
City	NEW YORK
State or Country Code	NY
Zip Code	10286
Reporting FY End Date	Jan. 31, 2025